EARNINGS PER SHARE (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator for EPS:
Net Income (loss) from continuing operations	$ 4,672	$ (1,562)	$ (3,562)
Denominator for EPS:
Weighted average shares outstanding - basic	8,961,689	8,911,546	8,874,696
Dilutive shares	122,333	0	0
Weighted average shares outstanding - diluted	9,084,022	8,911,546	8,874,696
EPS:
Basic and diluted	$ 0.52	$ (0.175)	$ (0.4)
Diluted	$ 0.51	$ (0.175)	$ (0.4)
Anti-dilutive options excluded from calculation of diluted income (loss) per share	625,000	675,000	720,000